S000046220 [Member] Expense Example - BATS: High Income Municipal Series - BATS: High Income Municipal Series	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205